Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Common Units [Member]
Partners' capital:
Limited partner interest, units issued (in shares)		84,054,765
Limited partner interest, units outstanding (in units)	84,408,014	84,054,765
Class C Units Subsidiary [Member]
Partners' capital:
Limited partner interest, units issued (in shares)	16,410,780
Limited partner interest, units outstanding (in units)	16,410,780	16,410,780